Finance And Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Finance And Other Income [Abstract]
Summarizes The Companys Finance And Other Income
The following table summarizes the Company’s finance and other income:

	Years Ended December 31,

	2022	2021

	$	$

Interest on loans to Exar Capital	17,602	3,395

Interest on cash and cash equivalents and short-term bank deposits	7,115	1,336

Other	596	434

	25,313	5,165